Accrued And Other Current Liabilities	6 Months Ended
Jun. 30, 2011
Accrued And Other Current Liabilities [Abstract]
Accrued And Other Current Liabilities

9. Accrued and Other Current Liabilities

Accrued and other current liabilities consisted of the following (in thousands):

	December 31,		June 30, 2011
	2009	2010
			(unaudited)
Accrued payroll related expenses	$1,201	$4,379	$3,993
Other current liabilities	621	6,216	1,564

Total accrued and other current liabilities	$1,822	$10,595	$5,557